Schedule of loans payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Loans Payable
Balance, opening	$ 507,601	$ 1,014,918
Repayments – cash		(547,917)
Effect of movements on exchange rates	(17,782)	40,600
Balance, closing	$ 489,819	$ 507,601